Amounts Receivable and Other Assets (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Schedule of Amounts Receivable and Other Assets
	March 31, 2018	March 31, 2017
Sales tax refundable	$43,019	$38,891
Prepaid insurance	42,555	–
Total	$85,574	$38,891